Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2015	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000099566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Accumulated Value	$ 9,450		$ 9,125	$ 10,141	$ 11,099	$ 11,869	$ 10,729	$ 15,935	$ 17,272	$ 17,584	$ 20,183	$ 22,684
C000099567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with CDSC charge)
Accumulated Value	10,000		9,583	10,574	11,487	12,182	10,927	16,112	17,331	17,516	19,952	22,260
C000099569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	100,000		96,854	107,895	118,362	126,841	114,966	171,133	185,919	189,750	218,378	246,143
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		10,123	11,939	13,523	15,348	15,480	22,599	22,652	23,256	28,526	31,982
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Value Index
Accumulated Value	$ 10,000		$ 9,933	$ 11,657	$ 12,522	$ 13,597	$ 11,978	$ 17,701	$ 17,839	$ 17,958	$ 20,374	$ 22,026